Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11: -	SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2018 and 2017 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Follow-on public offerings:

1.	On May 25, 2016, the Company closed a follow-on public offering of 2,090,909 Ordinary Shares, at an offering price of $11.00 per share for a total consideration of approximately $21,279, net of issuance costs of $1,721. (See also Note 13e).

2.	On October 20, 2017, the Company entered an underwriting agreement related to a follow-on public offering of 1,444,814 Ordinary Shares, at an offering price of $19.50 per share for gross proceeds that amounted to $28,174, before underwriting discounts and commissions and other offering expenses that amounted to $1,940 (the “2017 Public Offering”).

Under such agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 216,722 Ordinary Shares at $19.50 per share.

On October 25, 2017, upon the closing of the 2017 Public Offering, the Company issued 1,661,536 Ordinary Shares, including 216,722 shares sold pursuant to full exercise of the underwriters’ option to purchase additional shares, for a total consideration of approximately $30,206, net of issuance costs of $2,194.

c.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

b)	During the year ended December 31, 2017, the Company’s Board approved the grant of 179,002 options and 105,428 RSUs to certain employees and officers of the Company. The options were granted at exercise prices ranging between $18.90 to $19.85 per share, which was equal to the market value of the Company’s Ordinary Shares at the date of grant. Such options and RSUs have vesting schedules of four years, commencing as of the date of grant and an exercise term for the options of five years from date of grant.

c)	During the year ended December 31, 2018, the Company’s Board approved the grant of 32,700 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of four years, commencing as of the date of grant.

As of December 31, 2018, the total number of shares reserved under the 2013 Share Option Plan, is 2,450,000, out of which 947,245 Ordinary Shares are still available for future grants under the 2013 Share Option Plan as of that date.

2.	Stock options for the year ended December 31, 2018 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2018	679,552	$13.20	3.35	$4,517
Granted	-	-
Exercised	(215,542)	9.87
Expired and forfeited	(48,500)	15.76

Outstanding as of December 31, 2018	415,510	$14.62	2.69	$3

Vested and expected to vest at December 31, 2018	415,510	$14.62	2.69	$3

Exercisable as of December 31, 2018	159,058	$11.81	2.02	$3

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2018 represents the intrinsic value of 2,250 outstanding and exercisable options that are in-the-money as of December 31, 2018.

3.	As of December 31, 2018, stock options under the 2013 Share Option Plan are as follows:

	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

6.00	2,250	6.00	0.56	2,250	6.00	0.56
11.12-14.52	259,558	11.86	2.22	156,808	11.89	2.05
18.90-19.85	153,702	19.42	3.52	-	-	-

	415,510			159,058

4.	RSUs for the year ended December 31, 2018 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2018	240,054	1.74	$4,765
Granted	32,700
Vested	(74,210)
Cancelled	(29,675)

Outstanding as of December 31, 2018	168,869	1.40	$1,253

Vested and expected to vest as of December 31, 2018	168,869	1.40	$1,253

5.	No options were granted during the year ended December 31, 2018. The weighted average fair values of options granted during the years ended December 31, 2017 and 2016 were, $8.08 and $6.68, respectively. Grants of options in 2017 and 2016 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

6.	The weighted average fair values of RSUs granted during the year ended December 31, 2018, 2017 and 2016 were $19.68, $19.52 and $14.69 per share, respectively.

7.	The following table summarizes the department allocation of the Company’s share-based compensation charges:

	Year ended December 31,
	2018(*)	2017(*)	2016(*)

Cost of revenues	$112	$189	$118
Research and development, net	808	473	625
Sales and marketing, net	698	499	199
General and administrative	503	1,055	1,529

	$2,121	$2,216	$2,471

(*)	Including $1,359, $1,335 and $1,331 of compensation cost related to RSUs for the year ended December 31, 2018, 2017 and 2016, respectively.

8.	As of December 31, 2018, there are $1,967 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.03 years.